Impairments (Tables)	6 Months Ended
Jun. 30, 2023
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2023	2023	2022	2023	2022	2022
Expected credit losses, stage 1	-3	4	-23	1	-32	-38
Expected credit losses, stage 2	2	5	3	7	9	6
Expected credit losses, stage 3	-256	7	-5	-249	-3	-15
Established losses	—	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—	—
Recovered credit losses	1	1	6	2	9	13
Net credit losses	-256	17	-19	-239	-17	-34

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	243,311	36,024	8,911	288,246	273,658
Off-balance sheet exposures, before expected credit losses	39,851	21,562	4,777	66,190	80,171
Total, before expected credit losses	283,162	57,586	13,688	354,436	353,829
Loss allowance, loans	-127	-16	-322	-465	-210
Loss allowance, off-balance sheet exposures[1]	-5	-1	0	-6	-13
Total loss allowance	-132	-17	-322	-471	-223
Provision ratio (in percent)	0.05	0.03	2.35	0.13	0.06

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

Loss Allowance

	June 30, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-130	-23	-70	-223	-164
Increases due to origination and acquisition	-29	-1	0	-30	-70
Net remeasurement of loss allowance	19	1	11	31	23
Transfer to stage 1	0	0	—	0	6
Transfer to stage 2	1	-5	—	-4	-11
Transfer to stage 3	1	0	-261	-260	-19
Decreases due to derecognition	9	12	1	22	24
Decrease in allowance account due to write-offs	—	—	—	—	—
Exchange-rate differences[1]	-3	-1	-3	-7	-12
Closing balance	-132	-17	-322	-471	-223

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.